Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Directors fees	$ 2,000	$ 2,998	$ 4,000	$ 3,998
Salaries, wages, consultants and benefits	193,286	149,559	359,668	427,758
Stock-based compensation (Note 9)	136,347	184,594	248,321	344,592
Content and software development (Note 7)	755,397	644,054	1,499,731	1,160,693
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	2,000	2,998	4,000	3,998
Salaries, wages, consultants and benefits	154,113	150,611	316,778	378,004
Selling and marketing	15,803	34,443	43,324	64,897
Stock-based compensation (Note 9)	48,779	72,384	79,761	137,355
Content and software development (Note 7)	76,048	64,605	134,875	124,265
Closing balance for the period	$ 296,743	$ 325,041	$ 578,738	$ 708,519